Revision of Previously-Issued Financial Statements (Details) - Schedule of condensed statement of cash flows - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net Income (Loss)				$ 5,982,340	$ 5,128,650
Accounts payable and accrued expenses				$ 2,278,574	$ 2,579,641
Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Income (Loss)	$ 2,025,986	$ 3,321,266	$ 6,726,111
Accounts payable and accrued expenses		884,539	226,411
Adjusted [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Income (Loss)	205,869	205,869	205,869
Accounts payable and accrued expenses		(205,869)	(205,869)
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net Income (Loss)	$ 2,231,855	3,527,135	6,931,980
Accounts payable and accrued expenses		$ 678,670	$ 20,542